SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 25 (File No. 333-139759)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 92 (File No. 811-7195)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

RiverSource Life Insurance Company

(Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485
☒	on Oct. 15, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No.25 is to supplement the prospectuses for Evergreen PathwaysSM Select Variable Annuity, RiverSource® AccessChoice Select Variable Annuity, RiverSource® FlexChoice Select Variable Annuity and Wells Fargo Advantage ChoiceSM Select Variable Annuity.

PART A.

Prospectuses for Evergreen PathwaysSM Select Variable Annuity, RiverSource® AccessChoice Select Variable Annuity, RiverSource® FlexChoice Select Variable Annuity and Wells Fargo Advantage ChoiceSM Select Variable Annuity dated April 29, 2013 filed electronically with Post-Effective Amendment No.22 to Registration Statement No.333-139759 are incorporated by reference to this Post-Effective Amendment No.25.

Prospectus Supplement dated October 15, 2013*
Prospectus Form #
Product Name	National	New York
RiverSource® AccessChoice Select Variable Annuity	273416 P (4/13)
RiverSource® Builder Select Variable Annuity	45303 P (4/13)
RiverSource® Endeavor Select Variable Annuity	273417 P (4/13)	273480 R (4/13)
RiverSource® FlexChoice Select Variable Annuity	45307 P (4/13)	274320 J (4/13)
RiverSource® Innovations Classic Select Variable Annuity	45312 N (4/13)
RiverSource® Innovations Select Variable Annuity	45304 P (4/13)	45313 P (4/13)
RiverSource® Signature One Select Variable Annuity	45301 P (4/13)
RiverSource® Signature Select Variable Annuity	45300 P (4/13)
Evergreen New Solutions Select Variable Annuity	45308 N (4/13)
Evergreen PathwaysSM Select Variable Annuity	45309 N (4/13)
Wells Fargo Advantage ChoiceSM Select Variable Annuity	45305 N (4/13)
Wells Fargo Advantage® Select Variable Annuity	45302 N (4/13)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses (as supplemented) listed above. Please retain this supplement with your prospectus for future reference.

You are receiving this prospectus supplement because we are making important changes to certain Optional Living Benefit riders that were offered under your contract.

Section 1 of the Supplement:

New Funds

Beginning Nov. 18, 2013, four new investment options, known as the Portfolio Stabilizer funds, will be available if you selected one of the following Optional Living benefit riders:

•	SecureSource® 20
•	SecureSource Stages®
•	SecureSource Stages 2®
•	SecureSource Stages NY®
•	Guarantor Withdrawal Benefit (GWB®)
•	Guarantor Withdrawal Benefit for Life® (GWB for Life®)
•	SecureSource®
•	Accumulation Protector Benefit (APB)

Please see Section 1. “New Investment Options” below for a full description of new investment options. In this supplement we may refer to investment options individually as a “fund” or collectively as “funds.” In addition, when discussing the new investment options available, we may collectively refer to them as the “Portfolio Stabilizer funds.”

Sections 2 and 3 of the Supplement:

Fee Changes

These changes only apply to you if you selected one of the following Optional Living Benefit riders:

•	Guarantor Withdrawal Benefit (GWB®)
•	Guarantor Withdrawal Benefit for Life® (GWB for Life®)
•	SecureSource®
•	Accumulation Protector Benefit (APB)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

273416-16 A (10/13)

*Valid until next prospectus update.

If you have the GWB (including Enhanced GWB), GWB for Life or SecureSource riders, effective Dec. 18, 2013, the annual fee for your rider will vary depending on the fund in which your contract value is invested. You may be subject to the fee increase, as described below in Section 2 “Fee Changes for GWB, GWB for Life and SecureSource riders” of this supplement.

If you have the APB rider and we receive your request for the elective step up or the elective spousal continuation step up on or after Nov. 18, 2013, the annual fee that will apply to your rider may change depending on the fund in which your contract value is invested, as described in Section 3 “APB rider fees for Elective Step ups” of this supplement.

1.	New Investment Options

Beginning November 18, 2013, if you selected one of the Optional Living Benefit riders listed above, we are making the following Portfolio Stabilizer funds (singularly “the Fund” or collectively “the Funds”) available to you:

1.	Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)
2.	Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)
3.	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
4.	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)

These new Funds are available as an alternative to the Portfolio Navigator funds that are currently available to you. You may choose to remain invested in your current Portfolio Navigator fund, move to a different Portfolio Navigator fund, or move to a Portfolio Stabilizer fund. Your decision should be made based on your own individual investment objectives and financial situation, and in consultation with your financial adviser.

If you are currently invested in a Portfolio Navigator fund and choose to reallocate your contract value to a Portfolio Stabilizer fund, you will no longer have access to any of the Portfolio Navigator funds, but you may change to any one of the other Portfolio Stabilizer funds, subject to the transfer limits applicable to your rider.

The Portfolio Stabilizer funds. The investment objective of each Portfolio Stabilizer fund is to achieve total return while managing exposure to equity market volatility.

Columbia Management Investment Advisers, LLC (Columbia Management) is the investment adviser of the Funds and each underlying fund in which the Funds invest. Columbia Management considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the funds’ investment activities. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.

Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.

The Funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and debt asset classes through investments in a mix of affiliated mutual funds (underlying funds). Further, in seeking to manage equity market volatility, the Funds employ a tactical allocation strategy of utilizing:

•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);
•	direct investments in exchange-traded funds (ETFs); and
•

direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures).

The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Funds’ exposure to different asset classes and various segments within these asset classes.

In general, when the Funds’ investment adviser, Columbia Management, determines that equity market volatility is relatively low, it may increase the Funds’ equity exposure and decrease the Funds’ debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Funds’ equity exposure and, correspondingly, increase the Funds’ debt exposure.

For additional information about the Funds’ investment strategies and risks, see the Funds’ prospectuses.

Investing in the Portfolio Stabilizer funds. If you choose to invest in a Portfolio Stabilizer fund, you are responsible for determining which one is appropriate for you. Currently, you may not use more than one Portfolio Stabilizer fund at a time. Your financial advisor can help you determine which Fund most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Fund you select is appropriate for you based on your ability to withstand investment risk. We are not responsible for your decision to select a certain Fund or your decision to change to another Fund.

If you have initially allocated qualifying purchase payments to the Special DCA fixed account (if available), we will make monthly transfers from the Special DCA fixed account into the Fund you have chosen.

You may change your Fund selection up to two times per contract year by written request on an authorized form or by another method agreed to by us. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward this limitation. We reserve the right to: (1) limit the number of fund transfers if required to comply with the written instructions of a fund; and (2) increase or decrease the number of funds available to you.

If you decide to annuitize your contract (convert your annuity into a stream of income payments), your rider will terminate and you will no longer have access to Portfolio Stabilizer funds.

Risks. Although an investment in the Funds may have the effect of mitigating declines in your contract value in the event of a significant decline in equity market valuations, the strategies followed by the Funds, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. This may deprive you of some or all of the benefits of increases in equity market values under your contract and could also result in a decrease in your contract value. In addition, there is no guarantee that the Funds’ strategies will have their intended effect, or that they will work as effectively as is intended.

Before you decide to transfer contract value to one of the Portfolio Stabilizer funds, you and your financial advisor should carefully consider the following:

•	Whether or not the Portfolio Stabilizer fund meets your investment objectives and/or risk tolerance.
•

The permanent loss of your ability to invest in any of the Portfolio Navigator funds. The funds in which you may invest contract value will be limited to the Portfolio Stabilizer funds. If you decide to no longer invest your contract value in the Portfolio Stabilizer funds, your only option will be to terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.

•

For total expenses associated with the rider, you should consider not only the variation of the rider fee, but also the variation in fees among the various funds. You should also consider your overall investment objective, as well as how total fees and your selected fund’s investment objective may impact the amount of any Step up opportunities in the future.

Automatic reallocation after taking withdrawal. If you selected the SecureSource, SecureSource 20 or any SecureSource Stages riders, under the rules currently applicable to investments in the Portfolio Navigator funds, your contract value will be automatically reallocated to the Moderate option, Variable Portfolio — Moderate Portfolio once you begin taking withdrawals if the fund you are invested in is more aggressive. By contrast, under the rules applicable to investments in the Portfolio Stabilizer funds, your contract value will not automatically be reallocated to a more conservative investment option after you begin taking withdrawals.

Substitution and modification. We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any fund. Any change will apply to current allocations and/or to future payments and transfers. If your living benefit rider is terminated, you may remain invested in the Portfolio Stabilizer funds, but you will not be allowed to allocate future purchase payments or make transfers to these funds. Any substitution of funds may be subject to Securities and Exchange Commission approval.

Portfolio Stabilizer and Portfolio Navigator funds conflicts of interest. Columbia Management is affiliated with RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (“we”, “us” and “our”). In providing investment advisory services, Columbia Management and its affiliates, including us, are subject to competing interests that may influence our decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.

In addition, the investment strategies of the Portfolio Stabilizer funds are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by your rider. To the extent that the strategies are successful, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the rider than would be the case if contract owners did not invest in the Funds. For example, the Funds are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Our financial interest in reducing the volatility of overall contract values invested under the riders, in light of our obligations under the rider, may be deemed to present a potential conflict of interest with respect to the interests of the contract owners electing one of the riders, in that our interest may at times conflict with the Funds’ investment objectives when markets are appreciating.

For additional information about the conflicts of interest to which Columbia Management and its affiliates are subject, see the Funds’ prospectuses.

Annual operating fund expenses. The tables below show annual operating expenses for each Portfolio Stabilizer fund and each Portfolio Navigator fund. The tables do not reflect any rider fees, charges or expenses imposed by us on subaccounts or contracts. If such fees, sales charges or expenses had been included, the expenses set forth below would be higher.

Portfolio Stabilizer Funds — Total annual operating fund expenses

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

Fund name	Management fees	12b-1 fees	Other expenses	Acquired fund fees and expenses*	Gross total annual expenses
Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)	0.20%	0.25%	0.13%	0.46%	1.04%
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.10	0.50	1.05
Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)	0.24	0.25	0.08	0.48	1.05
Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.10	0.58	1.13

*	Includes fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (also referred to as acquired funds). Additional information on fees, including those incurred indirectly on acquired funds, are disclosed in the underlying fund prospectuses.

Portfolio Navigator Funds — Total annual operating fund expenses

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

Fund name	Management fees	12b-1 fees	Other expenses	Acquired fund fees and expenses*	Gross total annual expenses
Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	—%	0.25%	0.02%	0.61%	0.88%
Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	—	0.25	0.02	0.67	0.94
Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	—	0.25	0.02	0.72	0.99
Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	—	0.25	0.02	0.76	1.03
Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	—	0.25	0.02	0.80	1.07

*	Includes fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (also referred to as acquired funds). Additional information on fees, including those incurred indirectly on acquired funds, are disclosed in the underlying fund prospectuses.

2.	Fee Changes for GWB, GWB for Life and SecureSource riders

These changes ONLY apply to you if you selected GWB, GWB for Life or SecureSource riders.

Effective Dec. 18, 2013, we are exercising our right to increase the rider fee for GWB, GWB for Life and SecureSource riders and to vary the fee depending on the fund in which your contract value is invested.

Your variable annuity contract limits the circumstances under which we may increase your fee for the rider. Under the terms of your contract, we may not change the rider fee in effect on your contract after the rider effective date unless:

•	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee (the Step up); or
•

you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option. Our current administrative process is only to apply the fee increase for more aggressive transfers.

Consequently, whether your rider fee will increase and when such a fee increase will take effect will depend on the choices you make.

Currently, the rider fee does not vary among the five Portfolio Navigator funds and your contract gains are automatically locked in each year (automatic Step up) on your contract anniversary if your contract value is higher than your benefit value, as defined in your prospectus. If your contract was issued prior to 5/1/2006 and you did not move to the Enhanced GWB rider, your contract gains are not locked in automatically. Instead, you may elect the Step up option once each contract year within 30 days after your contract anniversary.

On your next contract anniversary after Dec. 18, 2013, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:

1.	Remain invested in your current Portfolio Navigator fund and elect to Step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.
2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds. If you are eligible and want to receive a Step up, you will need to take action and elect to Step up or wait until the next contract anniversary to receive an automatic Step up.
3.	Do not elect a Step up, if eligible. You will not lock in contract gains, but you rider fee will stay the same.
4.	For the SecureSource rider with application signed dates 1/26/2009 and later, are invested in the Variable Portfolio —Aggressive Portfolio or the Variable Portfolio — Moderately Aggressive Portfolio: move to a less aggressive Portfolio Navigator fund that is not subject to a fee increase. If you do this, your rider fee will not increase. If you are eligible and want to receive a Step up, you will need to take action and elect to Step up or wait until the next contract anniversary to receive an automatic Step up.

Exception: As shown in Tables 3 and 4 below, if you have selected a SecureSource rider with application signed dates 1/26/2009 and later and are invested in the Variable Portfolio — Moderate Portfolio, the Variable Portfolio — Moderately Conservative Portfolio, or the Variable Portfolio — Conservative Portfolio, your rider fee will increase only if you transfer your account value to a more aggressive fund, such as the Variable Portfolio — Aggressive Portfolio or the Variable Portfolio — Moderately Aggressive Portfolio.

If during the 30 days after the contract anniversary you transfer your contract value to a Portfolio Stabilizer fund or a less aggressive Portfolio Navigator fund not impacted by the fee increase (see exception above for SecureSource riders with application signed dates 1/26/2009 and later) and you want to receive a Step up, you will need to take action and elect to Step up or wait until the next contract anniversary to receive an automatic Step up.

Rider fees may increase or decrease as you move to various funds as shown in the tables below. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.

We will notify you in writing about your opportunity to elect to Step up (if eligible) and incur the higher rider fee or maintain your guaranteed income benefit at its current level and keep your rider fee the same. If you stay invested in your current Portfolio Navigator fund, you will receive another letter from us approximately 30 days before your next annuity contract anniversary after the rider fee increase. This letter will describe the potential opportunity to elect a Step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to Step up and accept the fee increase. The Step up and new fee will be effective on the date we receive your request for the Step up (Step up date). If your contract was issued prior to 4/29/2005 and you did not move to the Enhanced Withdrawal Benefit, the elective Step up will be effective on your contract anniversary and the fee for your rider will be the fee that is in effect on the anniversary.

Each year, we will continue to provide you written notice of your options with respect to the Step ups and the fee increase until you:

(i)	incur a higher rider fee (by electing a Step up or transferring to a fund with a higher rider fee), or
(ii)	transfer to one of the Portfolio Stabilizer funds, or
(iii)	for the SecureSource rider with application signed dates 1/26/2009 and later, are invested in the Variable Portfolio — Moderate Portfolio, the Variable Portfolio — Moderately Conservative Portfolio, or the Variable Portfolio — Conservative Portfolio.

Once you have accepted the fee increase associated with your investment in a Portfolio Navigator fund or you have transferred your contract value to a fund that is not subject to a fee increase, you will become eligible for automatic Step ups under the rider (not applicable for contracts with the original GWB rider).

Before you elect a Step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.

Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.

For a full description and rules applicable to Step up options under your rider, please see “Optional Living Benefits” section in your current prospectus.

The following tables show current and new fees for each rider:

TABLE 1. GWB rider

Fund Name	Current Fee	New Fee
Portfolio Stabilizer funds	N/A	0.55%
Portfolio Navigator funds:
Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.55%	0.70%
Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.55%	0.70%
Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.55%	0.70%
Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.55%	0.85%
Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.55%	1.00%

TABLE 2. GWB for Life rider

Fund Name	Current Fee	New Fee
Portfolio Stabilizer funds	N/A	0.65%
Portfolio Navigator funds:
Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.65%	0.80%
Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.65%	0.80%
Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.65%	0.80%
Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.65%	0.95%
Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.65%	1.10%

TABLE 3. SecureSource rider issued in all states except New York

		Single Life		Joint Life
Application Signed Date	Fund Name	Current Fee	New Fee	Current Fee	New Fee
5/1/2007 - 5/31/2008	Portfolio Stabilizer funds	N/A	0.65%	N/A	0.85%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.65%	0.75%	0.85%	0.95%
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.65%	0.75%	0.85%	0.95%
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.65%	0.75%	0.85%	0.95%
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.65%	0.90%	0.85%	1.10%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.65%	1.00%	0.85%	1.20%
6/1/2008 - 1/25/2009	Portfolio Stabilizer funds	N/A	0.75%	N/A	0.95%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.75%	0.85%	0.95%	1.05%
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.75%	0.85%	0.95%	1.05%
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.75%	0.85%	0.95%	1.05%
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.75%	1.00%	0.95%	1.20%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.75%	1.10%	0.95%	1.30%
1/26/2009 and later	Portfolio Stabilizer funds	N/A	1.10%	N/A	1.40%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	1.10%	No change	1.40%	No change
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	1.10%	No change	1.40%	No change
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	1.10%	No change	1.40%	No change
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	1.10%	1.20%	1.40%	1.50%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	1.10%	1.30%	1.40%	1.60%

TABLE 4. SecureSource rider issued in New York

		Single Life /Joint Life
Application Signed Date	Fund Name	Current Fee	New Fee
8/06/2007 - 1/25/2009	Portfolio Stabilizer funds	N/A	0.65%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.65%	0.75%
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.65%	0.75%
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.65%	0.75%
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.65%	0.90%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.65%	1.00%
1/26/2009 and later	Portfolio Stabilizer funds	N/A	0.90%
	Portfolio Navigator Funds
	Variable Portfolio — Conservative Portfolio (Class 2), (Class 4)	0.90%	No change
	Variable Portfolio — Moderately Conservative Portfolio (Class 2), (Class 4)	0.90%	No change
	Variable Portfolio — Moderate Portfolio (Class 2), (Class 4)	0.90%	No change
	Variable Portfolio — Moderately Aggressive Portfolio (Class 2), (Class 4)	0.90%	1.00%
	Variable Portfolio — Aggressive Portfolio (Class 2), (Class 4)	0.90%	1.10%

3.	APB rider fee for elective Step ups

For contracts with the APB rider, if we receive your request for the elective Step up or the elective spousal continuation Step up on or after Nov. 18, 2013, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the tables below.

You can request the elective Step up only once per contract year, within thirty days following each contract anniversary, but prior to the benefit date, as defined in your prospectus. The Step up and the new fee will be effective on the date we receive your request for the Step up.

You will pay the fee that is in effect on the valuation date we receive your written request to Step up.

Due to rider fees varying by fund, beginning on contracts anniversaries on or after November 18, 2013, the provision of your prospectus in the “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” section detailing that the new rider fees will be charged for the entire contract year, is modified as follows:

If your annual rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

Subject to the terms of your contract, we reserve the right to further increase the rider fees to the maximum limit provided by your rider and to vary the rider fees based on the fund you select.

Currently, we waive our right to increase the fee for investment option changes. There is no assurance that we will not exercise our right in the future.

The automatic Step up option available under your rider will not impact your rider fee.

Please see the “Optional Living Benefits — Accumulation Protector Benefit Rider” section in your current prospectus for a full description and rules applicable to elective and automatic Step up options under your rider.

Contract application sign date	Initial Annual Rider Fee and fee for elective Step ups before 04/29/2013	Current Rider Fee for elective Step ups on/after 04/29/2013 if invested in a Portfolio Navigator fund at the time of the Step up	Current Rider Fee for elective Step ups on/after 11/18/2013 if invested in a Portfolio Stabilizer fund at the time of the Step up
5/1/2005-1/25/2009	0.55%	1.75%	1.30%
1/26/2009-5/31/2009	0.80%	1.75%	1.30%

Contract application sign date	Initial Annual Rider Fee and fee for elective Step ups before 10/20/2012	Current Rider Fee for elective Step ups on/after 10/20/2012 if invested in a Portfolio Navigator fund at the time of the Step up	Current Rider Fee for elective Step ups on/after 11/18/2013 if invested in a Portfolio Stabilizer fund at the time of the Step up
5/3/2010-7/18/2010	0.95%	1.75%	1.30%
7/19/2010-10/03/2010	1.10%	1.75%	1.30%
10/04/2010-12/31/2010	1.50%	1.75%	1.30%

EXAMPLE:

Assumptions:

This example assumes that the covered person (for joint life, younger covered spouse) is 65 or older and there are no additional purchase payments or withdrawals.

•

You own a RiverSource variable annuity with a withdrawal benefit rider. You are currently invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2) (a Portfolio Navigator fund) with a current rider fee of 0.65%.

Your Contract Value (CV) is $100,000 and your withdrawal benefit rider currently provides the following benefits:

1)	You can withdraw $6,000 a year for the rest of your life. This is your Annual Lifetime Payment. Or
2)	You can withdraw $7,000 a year until you have withdrawn a total of $100,000. This is your Guaranteed Benefit Payment.

Based on your current CV, you will pay a rider fee of approximately $650 on your next annuity contract anniversary.

•	The annual fee for this rider has increased to 0.95% for clients invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2).

The following compares certain options available to you. Changes to rider values or fees are presented for two different scenarios where your CV increases to either $110,000 or $101,000 over the contract year:

1)	Elect to lock in your contract gains to your benefit values (Step up):

	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60

Increase in Guaranteed Benefit Payment	$700	$70

Increase in Annual Rider Fee	0.30%	0.30%

Increase in Annual Contract Charge	$330	$303

Automatic Step ups will continue on your next anniversary (if available under your rider).

2)	Do not elect to lock in your contract gains (no Step up):

	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$0	$0

Increase in Guaranteed Benefit Payment	$0	$0

Increase in Annual Rider Fee	0%	0%

Increase in Annual Contract Charge	$65	$6.50

Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. On your next anniversary, you will again have the option to elect the Step up (lock in contract gains)

3)	Move to one of the Portfolio Stabilizer funds and elect the Step up:

	CV of $110,000	CV of $101,000
Increase in Annual Lifetime Payment	$600	$60

Increase in Guaranteed Benefit Payment	$700	$70

Increase in Annual Rider Fee	0%	0%

Increase in Annual Contract Charge	$65	$6.50

Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. Automatic Step ups will continue on your next anniversary (if available under your rider).

The above example is for illustrative purposes only. The assumptions and calculations used are not intended to be consistent with any one rider, but instead are intended to provide an idea of how different scenarios would operate. Your specific rider may use different calculations for fees or have different benefits available. For a full description and rules applicable to Step up options under your rider, please see the “Optional Living Benefits” section in your current prospectus.

Electing to Step up may result in different increases to the annual rider charge relative to the increase in your rider values. You should weigh the resulting increased charge due to the Step up versus the increases to your benefits to determine the option that is best for you.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

273416-16 A (10/13)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated April 29, 2013 filed electronically as Part B to Post-Effective Amendment No. 15 to Registration Statement No.333-139760 on or about April 23, 2013, is incorporated by reference to this Post-Effective Amendment No.25.

Part C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements included in Part B of this Registration Statement:

RiverSource Variable Annuity Account

Report of Independent Registered Public Accounting Firm dated April 22, 2013

Statements of Assets and Liabilities for the year ended Dec. 31, 2012

Statements of Operations for the year ended Dec. 31, 2012

Statements of Changes in Net Assets for the two years ended Dec. 31, 2012

Notes to Financial Statements

RiverSource Life Insurance Company

Reports of Independent Registered Public Accounting Firm dated Feb.26, 2013 and Feb. 23, 2011

Consolidated Balance Sheets as of Dec. 31, 2012 and 2011

Consolidated Statements of Income for the years ended Dec. 31, 2012, 2011 and 2010

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2012, 2011 and 2010

Consolidated Statements of Shareholder’s Equity for the three years ended Dec. 31, 2012, 2011 and 2010

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2012, 2011 and 2010

Notes to Consolidated Financial Statements

(b)	Exhibits:

1.1	Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable

Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-92297 and is incorporated by reference.

1.16	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003, is incorporated by reference.

1.18	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

1.20	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant’s Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is incorporated by reference.

1.21	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

1.22	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 408 additional subaccounts dated April 6, 2011, filed electronically as Exhibit 1.22 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-139760 filed on or April 22, 2011 is incorporated by reference.

2.	Not applicable.

3.1	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan 2, 2007, is incorporated by reference.

3.2	Not applicable.

4.1	Form of Deferred Annuity Contract Option L (form 271496), filed electronically as Exhibit 4.1 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.2	Form of Deferred Annuity Contract Option C (form 271491), filed electronically as Exhibit 4.2 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.3	Form of Enhanced Death Benefit Rider (form 44213), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4	Form of Guaranteed Minimum Income Benefit Rider (form 44214), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5	Not applicable.

4.6	Form of Roth IRA Endorsement (form 43094), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7	Form of SEP-IRA (form 43433), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8	Form of TSA Endorsement (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.9	Form of Benefit Protector(SM) Death Benefit Rider (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.11	Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.12	Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.13	Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.14	Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.15	Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.16	Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.17	Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.18	Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.19	Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base and 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.20	Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit 4.17 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.21	Form of Deferred Variable Annuity Contract (form 272876 DPFCC) filed electronically as Exhibit 4.21 to Registrant’s Post-Effective Amendment No. 5 filed on or about February 10, 2004 is incorporated by reference.

4.22	Form of Deferred Variable Annuity Contract (form 272876 DPFCL) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No. 5 filed on or about February 10, 2004 is incorporated by reference.

4.23	Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.24	Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.25	Form of Annuity Endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.26	Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life (SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

4.27	Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit 4.26 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

4.28	Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit 4.27 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

4.29	Form of Variable Annuity Contract (form 271498) filed as Exhibit 4.29 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

4.30	Form of Fixed and Variable Annuity Contract (form 272876) filed electronically as Exhibit 4.35 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.31	Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed electronically as Exhibit 4.37 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.32	Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed electronically as Exhibit 4.38 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.33	Form of Contract Data Pages - RVSL (form 273954DPFCC) filed as Exhibit 4.33 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.34	Form of Contract Data Pages - AEL (form 273954DPFCC) filed as Exhibit 4.34 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.35	Form of Contract Data Pages - RVSL (form 273954DPFCL) filed as Exhibit 4.35 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.36	Form of Contract Data Pages - AEL (form 273954DPFCL) filed as Exhibit 4.37 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.37	Form of TSA Endorsement - RVSL (form 272865) filed electronically as Exhibit 4.30 with the Initial Registration Statement on Form N-4 for

RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.38	Form of TSA Endorsement - AEL (form 272865) filed electronically as Exhibit 4.31 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.39	Form of 401 Plan Endorsement - RVSL (form 272866) filed electronically as Exhibit 4.32 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.40	Form of 401 Plan Endorsement - AEL (form 272866) filed electronically as Exhibit 4.33 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.41	Form of Unisex Endorsement (form 272867) filed electronically as Exhibit 4.34 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.42	Form of Pre-election endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.43	Form of MAV GMIB Rider -RVSL (form 273961) filed electronically as Exhibit 4.40 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.44	Form of MAV GMIB Rider - AEL (form 273961) filed electronically as Exhibit 4.41 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.45	Form of 5% GMIB Rider - RVSL (form 273962) filed electronically as Exhibit 4.42 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.46	Form of 5% GMIB Rider - AEL (form 273962) filed electronically as Exhibit 4.43 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.47	Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed electronically as Exhibit 4.44 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.48	Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed electronically as Exhibit 4.45 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.49	Form of Unisex Endorsement - RVSL (form 273964) filed electronically as Exhibit 4.46 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.50	Form of Unisex Endorsement - AEL (form 273964) filed electronically as Exhibit 4.47 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.51	Form of 5% Death Benefit Rider - RVSL (form 273965) filed electronically as Exhibit 4.48 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.52	Form of 5% Death Benefit Rider - AEL (form 273965) filed electronically as Exhibit 4.49 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.53	Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed electronically as Exhibit 4.50 with the Initial Registration

Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.54	Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed electronically as Exhibit 4.51 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.55	Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-sg) filed electronically as Exhibit 4.51 to RiverSource Variable Annuity Account Post-Effective Amendment No. 1 to Registration Statement 333-139763 on or about Feb. 23, 2007, is incorporated herein by reference.

4.56	Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed electronically as Exhibit 4.52 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement 333-139763 on or about Feb. 23, 2007, is incorporated herein by reference.

4.57	Form of Contract Data Pages - RVSL (form 273954DPBAC) filed electronically as Exhibit 4.57 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about May 18, 2007 is incorporated herein by reference.

4.58	Form of Contract Data Pages - RVSL (form 273954DPBA7) filed electronically as Exhibit 4.58 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about May 18, 2007 is incorporated herein by reference.

4.59	Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.60	Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.61	Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.62	Form of Deferred Annuity Contract (form 411265) data pages for RiverSource FlexChoice Select Variable Annuity filed electronically as Exhibit 4.62 to Registrant’s Post-Effective Amendment No. 14 under Registration Statement 333-139759 on or about Nov. 24, 2009 is incorporated herein by reference.

4.63	Form of Guarantee Period Accounts Endorsement (form 411272) filed as Exhibit 4.57 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.64	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.65	Form of 5% Accumulation Death Benefit Rider (form 411279) filed as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.66	Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.67	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.68	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as Exhibit 4.62 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.69	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.70	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.71	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages® Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.72	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages® Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.73	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

4.74	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

5.1	Form of Variable Annuity Application - WF Advantage Choice et al (form 271492) filed as Exhibit 5.1 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.2	Form of Variable Annuity Application - FlexChoice (form 271493) filed as Exhibit 5.2 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.3	Form of Variable Annuity Application - EG Pathways (form 271850) filed as Exhibit 5.3 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.4	Form of Variable Annuity Application - EG Privilege (form 271851) filed as Exhibit 5.4 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.5	Form of Variable Annuity Application - WF Advantage Select et al (form 272880) filed electronically as Exhibit 5.14 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.6	Form of Variable Annuity Application - FlexChoice Select (form 272882)

filed as Exhibit 5.6 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.7	Form of Variable Annuity Application - EG Pathways (form 272883) filed as Exhibit 5.7 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.8	Form of Variable Annuity Application - WF Advantage Select et al (form 273632) filed electronically as Exhibit 5.19 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.9	Form of Variable Annuity Application - FlexChoice Select (form 273634) filed as Exhibit 5.9 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.10	Form of Variable Annuity Application - EG Pathways Select (form 273636) filed as Exhibit 5.10 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.11	Form of Variable Annuity Application - AccessChoice Select (form 273639) filed as Exhibit 5.11 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.12	Form of Variable Annuity Application - WF Advantage Select et al - RVSL (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.13

Form of Variable Annuity Application - WF Advantage Select et al - AEL (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource

Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

5.14	Form of Variable Annuity Application - FlexChoice Select - RVSL (form 273970) filed as Exhibit 5.12 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.15	Form of Variable Annuity Application - FlexChoice Select - AEL (form 273970) filed as Exhibit 5.13 to RiverSource Variable Annuity Account’s Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.16	Form of Variable Annuity Application - AccessChoice Select et al - RVSL (form 273973) filed electronically as Exhibit 5.27 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.17	Form of Variable Annuity Application - AccessChoice Select et al - AEL (form 273973) filed electronically as Exhibit 5.27 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.18	Form of Variable Annuity Application - Endeavor Plus - RVSL (form 274752) filed electronically as Exhibit 5.18 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 on or about May 18, 2007 is incorporated by reference herein.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1)to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.3	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.4	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5	Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007, is incorporated by reference.

8.6	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.7	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.8	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9	Copy of Participation Agreement by and among Wells Fargo Variable Trust, RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139762, filed on or about April 24, 2007, is incorporated by reference.

8.10	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

8.11	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.17 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

8.13	Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14	Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.15	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.16	Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333- 139762 on or about April 24, 2007 is incorporated by reference.

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1	Consents of Independent Registered Public Accounting Firms for RiverSource(R) AccessChoice Select Variable Annuity are filed electronically herewith.

10.2	Consents of Independent Registered Public Accounting Firms for Evergreen Pathways Select Variable Annuity are filed electronically herewith.

10.3	Consents of Independent Registered Public Accounting Firms for Wells Fargo Advantage Choice(SM) Select Variable Annuity are filed electronically herewith.

10.4	Consents of Independent Registered Public Accounting Firms for RiverSource FlexChoice(SM) Select Variable Annuity are filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 2, 2013 filed electronically as Exhibit 13 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-139759 on or about Aug. 16, 2013 is incorporated herein by reference.

14.	Not applicable.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor

John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President - Annuities

Richard N. Bush		Senior Vice President - Corporate Tax

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James L. Hamalainen		Senior Vice President - Investments

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Bridget M. Sperl		Director and Executive Vice President - Service Delivery

Jon Stenberg		Director and Executive Vice President - Life & Disability Insurance

William F. Truscott		Director

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27. Number of Contract owners

As of Aug. 31, 2013 there were 22,321 nonqualified and 34,131 qualified contract owners.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

(a)	Principal Underwriters.

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b)	As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$375,557,164	None	None	None

Item 30. Location of Accounts and Records

RiverSource Life Insurance Company

829 Ameriprise Financial Center

Minneapolis, MN 55474

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

(e)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) - (4) of that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 11th day of October, 2013.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Registrant)

By	RiverSource Life Insurance Company
(Sponsor)

By	/s/ John R. Woerner *
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 11th day of October, 2013.

Signature	Title

/s/ Gumer C. Alvero*	Director and Executive Vice President - Annuities
Gumer C. Alvero

/s/ Richard N. Bush*	Senior Vice President - Corporate Tax
Richard N. Bush

/s/ Steve M. Gathje*	Director,Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ James L. Hamalainen*	Senior Vice President - Investments
James L. Hamalainen

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer
Brian J. McGrane

/s/ Bridget M. Sperl*	Director and Executive Vice President - Service Delivery
Bridget M. Sperl

/s/ Jon Stenberg*	Director and Executive Vice President - Life and Disability Insurance
Jon Stenberg

/s/ William F. Truscott*	Director
William F. Truscott

/s/ John R. Woerner*	Chairman of the Board and President
John R. Woerner

*	Signed pursuant to Power of Attorney dated Aug. 2, 2013, filed electronically as Exhibit 13 as Exhibit 13 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-139759 on or about Aug. 16, 2013 is incorporated herein by reference, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 25 TO REGISTRATION STATEMENT NO. 333-139759

This Post-Effective Amendment to Registration Statement is comprised of the following papers and documents:

The Cover Page.

PART A.

The prospectuses for RiverSource AccessChoice Select Variable Annuity, Evergreen Pathways Select Variable Annuity, RiverSource FlexChoice Select Variable Annuity and Wells Fargo Advantage ChoiceSelect Variable Annuity filed electronically with Post-Effective Amendment No.22 are incorporated by reference to this Post-Effective Amendment No.25.

Supplement

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated April 29, 2013 filed electronically as Part B to Post-Effective Amendment No.15 to Registration Statement No.333-139760 on or about April 25, 2013, is incorporated by reference to this Post-Effective Amendment No.25.

Part C.

Other Information.

The signatures.

Exhibits.

EXHIBIT INDEX

9.	Opinion and consent of counsel

10.1	Consents of Independent Registered Public Accounting Firms for RiverSource(R) AccessChoice Select Variable Annuity

10.2	Consents of Independent Registered Public Accounting Firms for Evergreen Pathways Select Variable Annuity

10.3	Consents of Independent Registered Public Accounting Firms for Wells Fargo Advantage Choice(SM) Select Variable

10.4	Consents of Independent Registered Public Accounting Firms for RiverSource FlexChoice(SM) Select Variable Annuity